                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  |_|;  Amendment Number:
  This Amendment (Check only one.) :

                                    |_|  is a restatement.
                                    |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   DLIBJ Asset Management U.S.A., Inc.

Address:                399 Park Avenue, 24th Floor
                        New York, NY 10022

Form 13F File Number:   28- 4697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Susumu Okamura

Title:      President & CEO

Phone:      (212) 350-7625

Signature, Place, and Date of Signing:

/s/ Susumu Okamura           New York, N.Y.             August 7, 2000
------------------         -----------------         -------------------
    [signature]               [City, State]                 [Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT.

|X| 13F NOTICE.

|_| 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    28-7332
Name                    DLIBJ Asset Management Co., Ltd.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:   $________________ (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         13F File Number         Name

None.